S000045902 [Member] Investment Objectives and Goals - Multifactor U.S. Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Multifactor U.S. Equity Fund
Objective [Heading]	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	The Fund seeks to provide long term capital growth.